Income from operations (Tables)	12 Months Ended
Dec. 31, 2019
Income from operations [Abstract]
Income from operations (Tables), Sales and costs by nature [Text Block]

Philips Group

Sales and costs by nature

in millions of EUR

2017 - 2019

	2017	2018	2019
Sales	17,780	18,121	19,482
Costs of materials used	(4,918)	(4,826)	(5,321)
Employee benefit expenses	(5,824)	(5,827)	(6,307)
Depreciation and amortization1)2)	(1,025)	(1,089)	(1,402)
Shipping and handling	(602)	(605)	(636)
Advertising and promotion	(939)	(937)	(972)
Lease expense2)3)4)	(227)	(225)	(52)
Other operational costs5)	(2,804)	(2,947)	(3,114)
Other business income (expenses)	76	55	(34)
Income from operations	1,517	1,719	1,644
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill
2)Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
3)For 2019 Lease expense relating to short-term and low value leases amounts to EUR 52 million.
4)Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million and for 2017: EUR 38 million; for 2019 please refer to footnote 3
5)Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 94 million government grants recognized in 2019 (2018: EUR 81 million, 2017: EUR 90 million). The grants mainly relate to research and development activities and business development.

Income from operations (Tables), Sales composition [Text Block]

Philips Group

Sales composition

in millions of EUR

2017 - 2019

	2017	2018	2019
Goods	13,974	13,973	14,810
Services	3,477	3,325	3,811
Royalties	329	402	381
Total sales from contracts with customers	17,780	17,700	19,003
Other sources1)		421	479
Sales	17,780	18,121	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million (2018: EUR 273 million)

Income from operations (Tables), Disaggregation of Sale per segment [Text Block]

Philips Group

Disaggregation of Sale per segment

in millions of EUR

2019

	2019
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	5,428	2,988	8,417	68	8,485
Connected Care	3,545	718	4,263	411	4,674
Personal Health	5,848	6	5,854	-	5,854
Other	162	308	469	-	469
Philips Group	14,982	4,021	19,003	479	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million
2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sale per segment

in millions of EUR

2017-2018

	2017	2018
	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	7,365	5,034	2,631	7,665	61	7,726
Connected Care	4,331	3,351	630	3,981	360	4,341
Personal Health	5,685	5,519	5	5,524	-	5,524
Other	400	282	249	530	-	530
Philips Group	17,780	14,186	3,514	17,700	421	18,121
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 273 million
2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations (Tables), Disaggregation of Sales per geographical cluster [Text Block]

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

2019

	2019
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	3,165	931	4,096	38	4,134
North America	4,944	1,894	6,837	114	6,951
Other mature geographies	1,226	357	1,583	322	1,905
Total mature geographies	9,335	3,181	12,515	474	12,990
Growth geographies	5,647	840	6,488	5	6,492
Sales	14,982	4,021	19,003	479	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million
2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

2017 - 2018

	2017	2018
	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	3,802	3,174	780	3,955	35	3,990
North America	6,409	4,542	1,696	6,238	100	6,338
Other mature geographies	1,707	1,270	339	1,609	283	1,892
Total mature geographies	11,918	8,987	2,815	11,802	418	12,221
Growth geographies	5,862	5,199	700	5,898	2	5,901
Sales	17,780	14,186	3,514	17,700	421	18,121
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 273 million
2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations (Tables), Employee benefit expenses [Text Block]

Philips Group

Employee benefit expenses

in millions of EUR

2017 - 2019

	2017	2018	2019
Salaries and wages1)	4,856	4,849	5,251
Post-employment benefits costs	347	351	379
Other social security and similar charges:
- Required by law	514	524	564
- Voluntary	108	103	112
Employee benefit expenses	5,824	5,827	6,307
1)Salaries and wages includes EUR 105 million (2018: EUR 102 million, 2017: EUR 122 million) of share-based compensation expenses.

Income from operations (Tables), Employees [Text Block]

Philips Group

Employees

in FTEs

2017 - 2019

	2017	2018	2019
Production	27,697	30,774	35,640
Research & development	9,787	10,700	12,287
Other	26,314	26,175	24,301
Employees	63,798	67,649	72,228
3rd party workers	8,098	7,239	6,164
Continuing operations	71,895	74,888	78,392
Discontinued operations	43,497
Philips Group	115,392	74,888	78,392

Income from operations (Tables), Employees per geographical location [Text Block]

Philips Group

Employees per geographical location

in FTEs

2017 - 2019

	2017	2018	2019
Netherlands	11,308	11,427	11,679
Other countries	60,587	63,460	66,713
Continuing operations	71,895	74,888	78,392
Discontinued operations	43,497
Philips Group	115,392	74,888	78,392

Income from operations (Tables), Depreciation and amortization [Text Block]

Philips Group

Depreciation and amortization1)2)

in millions of EUR

2017 - 2019

	2017	2018	2019
Depreciation of property, plant and equipment	437	438	645
Amortization of software	50	64	75
Amortization of other intangible assets	260	347	350
Amortization of development costs	277	240	332
Depreciation and amortization	1,025	1,089	1,402
1)Impact of IFRS 16 adoption. Reference is made to Significant accounting policies and Property, plant and equipment
2)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations (Tables), Agreed fees [Text Block]

Philips Group

Agreed fees

in millions of EUR

2017 - 2019

	2017			2018			2019
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	9.0	8.9	17.9	7.2	5.0	12.2	8.4	6.0	14.4
-consolidated financial statements	9.0	4.4	13.4	7.2	2.4	9.6	8.4	3.4	11.8
-statutory financial statements		4.5	4.5		2.6	2.6		2.6	2.6

Audit-related fees2)	0.8	0.7	1.5	0.6	0.4	1.0	0.5	0.2	0.7
-Sustainability assurance	0.7		0.7	0.4		0.4	0.4		0.4
-Other	0.1	0.7	0.8	0.2	0.4	0.6	0.1	0.2	0.3
Fees	9.7	9.6	19.4	7.8	5.4	13.2	8.9	6.2	15.1
1)Ernst & Young Accountants LLP
2)Also known as Assurance fees

Income from operations (Tables), Other business income (expenses) [Text Block]

Philips Group

Other business income (expenses)

in millions of EUR

2017 - 2019

	2017	2018	2019
Result on disposal of businesses:
- income	15	45	69
- expense	(5)	-	(2)
Result on disposal of fixed assets:
- income	96	20	5
- expense	(1)	(1)	-
Result on other remaining businesses:
- income	41	23	81
- expense	(62)	(32)	(88)
Impairment of goodwill1)	(9)		(97)
Other business income (expense)	76	55	(34)
Total other business income	152	88	155
Total other business expense	(76)	(33)	(188)
1)Further information on goodwill movement can be found in Goodwill